Income Taxes 3 (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member] MacAndrews [Member]	Dec. 31, 2011 Successor [Member] M&F Worldwide Corp. [Member]	Dec. 21, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member] M&F Worldwide Corp. [Member]
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Statutory rate	35.00%	35.00%			35.00%	35.00%
State and local taxes	4.00%	3.40%			6.70%	3.60%
Goodwill impairment	0.00%	0.00%			152.50%	0.00%
Contingent consideration	0.00%	0.00%			(50.90%)	0.00%
Domestic production activities deduction	0.00%	0.00%			(14.60%)	(2.40%)
Uncertain tax positions	0.00%	0.50%			(1.90%)	(0.80%)
Effect of state law change	0.00%	(2.00%)			0.00%	0.70%
Other	(1.50%)	0.30%			(1.80%)	(0.30%)
Effective Income Tax Rate, Continuing Operations	37.50%	37.20%			125.00%	35.80%
Related Party Transactions [Abstract]
Related Party Transaction Payments Made Under Income Tax Sharing Agreements			$ 94.6	$ 0	$ 70.3		$ 83.5
Related Party Transaction Receivables At End Of Period Related To Income Tax Sharing Agreements	$ 16.0	$ 22.7
Percentage to Be Reimbursed By M & F WorldWide To The Company For Payments Received Under A Certain Indemnification Agreement		100.00%